Stockholders' Deficit (Details) - Schedule of allocation of stock-based compensation expense - Share-based Payment Arrangement [Member] - 2020 Equity Incentive Plan $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 650
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	246
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation	$ 404